Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule of Movements in Right of Use Assets
The following table presents the movements in the ROUs (in USD thousands):

	2022	2021
As of January 1	$11,292	$3,767
Additions	5,388	9,205
Depreciation charge	(2,500)	(1,575)
Currency translation effects	88	(105)
As of December 31	$14,268	$11,292

Schedule of Movements in Lease Liabilities
The following table presents the movements in the lease liabilities (in USD thousands):

	2022	2021
As of January 1	$13,059	$3,919
Additions	5,441	10,165
Cash outflows (principle and interest)	(2,316)	(1,143)
Non-cash interest	422	225
Currency translation effects	137	(107)
As of December 31	$16,743	$13,059